Accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued interest payable	$ 972	$ 714
Payroll liabilities	15,360	8,828
Liabilities related to equipment leases	423	219
Dividends payable (note 18(d))	500	510
Income and other taxes payable	1,749	2,007
Liabilities related to tire disposal	153	156
Accrued liabilities	$ 19,157	$ 12,434